Fair Value Measurement (Details) - Schedule of reconciliation of the beginning and ending balances for Level 3 warrant liability - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021
Schedule of reconciliation of the beginning and ending balances for Level 3 warrant liability [Abstract]
Balance at the beginning of the period	$ 1,105
Changes in fair value	435		(2,469)
Balance at end of the period	$ 1,540		$ 1,105